Segment Reporting - Significant Impact of Customers on Company Segments (Detail) (Sales Revenue, Net [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Middle East [Member] | Saudi Aramco [Member]
Segment Reporting Information [Line Items]
Percentage of consolidated revenues	27.00%	25.00%	22.00%
Middle East [Member] | Azerbaijan International Oil Company [Member]
Segment Reporting Information [Line Items]
Percentage of consolidated revenues		13.00%
Asia [Member] | Inpex Operations Australia Pty Ltd [Member]
Segment Reporting Information [Line Items]
Percentage of consolidated revenues	25.00%
Asia [Member] | Exxon Mobil Corporation [Member]
Segment Reporting Information [Line Items]
Percentage of consolidated revenues			24.00%
Asia [Member] | BHP Billiton Petroleum Pty Ltd [Member]
Segment Reporting Information [Line Items]
Percentage of consolidated revenues			10.00%